Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 1.3	€ 0.6
Acquisition related costs	€ 2.4	€ 3.0